Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rentals Receivable

The following represents the future minimum rentals to be received under the operating leases (amounts in thousands):

Years Ending December 31,
2012	$3,283
2013	2,535
2014	2,287
2015	1,366
2016	1,168
Thereafter	1,165

$11,804

Future Minimum Lease Payments for Non-cancellable Operating Leases

At December 31, 2011, the Company was obligated under non-cancellable operating leases, to make future minimum lease payments as follows (amounts in thousands):

Years Ending December 31,
2012	$2,076
2013	1,782
2014	1,740
2015	1,271
2016	1,224
Thereafter	2,821

$10,914